Events Subsequent to Original Issuance of Condensed Consolidated Financial Statements (unaudited) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019	Apr. 03, 2019
Subsequent Event [Line Items]
Exercise price (in USD per share)	$ 11.29	$ 6.51	$ 6.54
2019 Stock Option Plan
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)	2,317,000
2019 Stock Option Plan | Subsequent Event
Subsequent Event [Line Items]
Shares of common stock reserved for issuance (in shares)				36,982	687,176